TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 275	$ 288	$ 248
Write off of prepaid and withholding taxes	648	1,113	749
Change in expense associated with tax positions for current year	375	352	100
Other	(65)	12	(13)
Income Tax Expense (Benefit)	$ 1,233	$ 1,765	$ 1,084